                                                                                                       August 3, 2007

Ms. Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:  Post-effective amendments under Rule 485(a) to certain Form N-4 registration statements

Dear Ms. Samuel:

Along with this letter, we are filing post-effective  amendments under Rule 485(a) to the Form N-4 registration  statements of American
Skandia Life Assurance  Corporation  ("ASLAC"),  Pruco Life Insurance  Company  ("Pruco Life") and Pruco Life Insurance  Company of New
Jersey  ("PLNJ")  listed below.  In general,  these  post-effective  amendments  describe a new living benefit  (Spousal  Highest Daily
Lifetime  Five) and changes to existing  living  benefits.  These  changes will be disclosed in prospectus  supplements.  Specifically, the salient changes are as follows:

o        Pruco Life and PLNJ Strategic  Partners Select (333-52754 and 333-62238),  and Pruco Life and PLNJ Strategic  Partners Horizon
         (333-104036 and 333-100713).  This supplement discloses that (a) Prudential Annuities Distributors,  Inc. (formerly,  American
         Skandia  Marketing,  Incorporated)  has become  principal  underwriter of these  annuities,  replacing  Prudential  Investment
         Management  Services,  LLC ("PIMS") and (b) for Strategic  Partners Select only, we will close the SP Mid Cap Growth Portfolio to new purchases and transfers.
o        Pruco Life and PLNJ Strategic  Partners Advisor  (333-52780 and 333-62242),  and Pruco Life Strategic Partners Annuity One and
         Strategic Partners Plus (333-37728).  The supplement to these registration  statements  describes changes to the Lifetime Five guaranteed  minimum  withdrawal  benefit,  including the addition of a companion death benefit called Legacy  Protection Plus.
         In addition, the supplement discloses that Prudential Annuities  Distributors,  Inc. has become principal underwriter of these annuities,  replacing  PIMS.  Finally,  we indicate  that we will close the SP Mid Cap Growth  Portfolio to new  purchases and transfers.
o        Pruco Life  Strategic  Partners  Annuity One 3, Strategic  Partners Plus 3, and Strategic  Partners  FlexElite  (333-37728 and
         333-75702)  and PLNJ Strategic  Partners  Annuity One 3 and Strategic  Partners Plus 3  (333-49230).  The changes set forth in this  supplement  include (a) the  Lifetime  Five  changes  described  above (b) changes to the Spousal  Lifetime  Five Income
         Benefit and (for the Pruco Life products  only) the Highest Daily  Lifetime Five Income  Benefit,  (c) the addition of Spousal
         Highest  Daily  Lifetime  Five to the  Pruco  Life  products  and (d)  the  replacement  of  PIMS  with  Prudential  Annuities
         Distributors,  Inc.  Given that we recently  received  approval of the Highest Daily  Lifetime Five benefit in New York,  this supplement  also  discloses the addition of that benefit to PLNJ's  Strategic  Partners  Annuity One 3 and Strategic  Partners
         Plus 3.  Finally, we indicate that we will close the SP Mid Cap Growth Portfolio to new purchases and transfers.
o        Prudential  Premier Series of Pruco Life  (333-130989 and  333-144639).  The changes set forth in this supplement  include (a)
         the Lifetime  Five changes  described  above (b) changes to the Spousal  Lifetime  Five Income  Benefit and the Highest  Daily
         Lifetime Five Income  Benefit,  including  Legacy  Protection Plus (c) the addition of Spousal Highest Daily Lifetime Five and
         (d) the replacement of PIMS with Prudential Annuities Distributors, Inc.
o        Prudential  Premier Series of PLNJ  (333-131035  and 333 -144657).  The changes set forth in this  supplement  include (a) the
         Lifetime Five changes  described above (b) changes to the Spousal Lifetime Five Income Benefit,  including  Legacy  Protection
         Plus and (c) the replacement of PIMS with Prudential  Annuities  Distributors,  Inc. Given that we recently  received approval of the Highest Daily Lifetime Five benefit in New York,  this  supplement  also discloses the addition of that benefit to this product.
o        ASLAC's  ASAP III,  APEX II, XT6,  ASL II, and Advisors  Choice 2000  variable  annuities  (333-96577,  333-71654,  333-71834,
         333-71672,  and  333-08853).  The changes set forth in this supplement  include (a) the Lifetime Five changes  described above
         (b) changes to the Spousal  Lifetime Five Income Benefit and the Highest Daily Lifetime Five Income Benefit,  including Legacy
         Protection  Plus (c) the addition of Spousal Highest Daily Lifetime Five and (d) the re-naming of American  Skandia  Marketing
         Incorporated to Prudential  Annuities  Distributors,  Inc. Finally, we disclose the addition of certain portfolios of Advanced
         Series Trust to each annuity.
o        ASLAC's  Optimum,  Optimum Four, and Optimum Plus variable  annuities,  which are private label versions of ASAP III, APEX II, and XT6 sold through Linsco  Private  Ledger Corp. The same changes as set forth in the preceding  bullet will be made in this prospectus supplement (except for the addition of certain portfolios of Advanced Series Trust).

We also include in these  filings SAI  Supplements,  which  disclose the change in principal  underwriter  from  Prudential  Investment
Management Services LLC and American Skandia Marketing Incorporated to Prudential Annuities Distributors, Inc.
As you know,  certain of these variable  annuities  have a companion MVA option that is registered on Form S-3. The prospectus  portion of each Form S-3 is  identical to the  prospectus  in the  counterpart  Form N-4.  Upon  resolving  any Staff  comments on these 485(a)
filings, we would make conforming changes to the S-3 prospectuses and file those revised prospectuses under Rule 424(b).

We represent and acknowledge that:

o        the depositor and the registrant are responsible for the adequacy and accuracy of the disclosure in the instant filings; and
o        staff  comments,  or changes to  disclosure  in response  to staff  comments  in the  filings  reviewed  by the staff,  do not foreclose the Commission from taking any action with respect to the instant filings; and
o        the depositor and the registrant  may not assert staff comments as a defense in any proceeding  initiated by the Commission or any person under the federal securities laws of the United States.

We appreciate your attention to these filings.

                                                              Sincerely,

                                                C. Christopher Sprague
                                            /s/C. Christopher Sprague